Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Parties
Related Parties

16.Related Parties

Transactions with Key Management Personnel

During the three months ended March 31, 2022, the remuneration of directors and other key management personnel - including company pension contributions made to money purchase schemes on their behalf - amounted to $0.9 million (2021: $0.9 million). The remuneration of the highest paid key manager was $0.2 million (2021: $0.3 million). These remuneration costs are recorded as an operating expense in Sales, general & administrative expenses.

For the three months ended March 31, 2022, share-based compensation expense related to key management personnel was $1.0 million (2021: $0.6 million).

Directors’ cash remuneration is borne by the Company’s subsidiary, Babylon Partners Limited.

30.Related Parties

Transactions with Key Management Personnel

During 2021, the remuneration of directors and other key management personnel  — including company pension contributions made to money purchase schemes on their behalf  — amounted to $6.5 million (2020: $1.0 million, 2019: $0.9 million). The remuneration of the highest paid key manager was $2.2 million (2020: $0.3 million, 2019: $0.3 million). These remuneration costs are recorded as an operating expense in Sales, general & administrative expenses.

For the year ended December 31, 2021, share-based compensation expense related to key management personnel was $32.1 million (2020: $0.0 million, 2019: $0.1 million).

Directors’ remuneration is borne by the Company’s subsidiary, Babylon Partners Limited.

ALP Note

On June 3, 2020, in connection with our initial investment in Higi, ALP Partners Limited (“ALP”), as lender, entered into a promissory note with Higi, as borrower, in which Higi promised to pay ALP an aggregate principal sum of $5.0 million (the “ALP Note”). On December 7, 2021, we exercised our option to acquire the remaining equity interest in Higi pursuant to the Higi Acquisition Agreement. The closing of this acquisition occurred on December 31, 2021. The exercise price of the option to acquire the remaining Higi equity stake included the payment of $5.4 million at the closing to satisfy the principal and interest payable by a subsidiary of Higi pursuant to the ALP Note. Refer to Note 6.

PIPE Transaction

On June 3, 2021, we completed the PIPE Transaction, in which we issued and sold, in private placements that closed immediately prior to the Merger, an aggregate of 22,400,000 of our Class A Ordinary Shares to certain Babylon shareholders for $10.00 per share. The PIPE Transaction included the issuance of 500,000 Class A Ordinary Shares to VNV (Cyprus) Limited, 500,000 Class A Ordinary Shares to Black Ice Capital Limited, an affiliate of VNV (Cyprus) Limited, 500,000 Class A Ordinary Shares to Invik S.A. and 200,000 Class A Ordinary Shares to ALP.